ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Assumptions utilized to calculate ECL (Detail)	Dec. 31, 2022
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.00%
Personal and Business Banking | Open Market | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	74.00%
Personal and Business Banking | Open Market | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	81.00%
Personal and Business Banking | Open Market | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	66.00%
Personal and Business Banking | Open Market | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.50%
Personal and Business Banking | Open Market | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	19.40%
Personal and Business Banking | Open Market | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	42.60%
Personal and Business Banking | Income Payroll | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(9.00%)
Personal and Business Banking | Income Payroll | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	2.30%
Personal and Business Banking | Income Payroll | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(19.00%)
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.50%
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	19.40%
Personal and Business Banking | Income Payroll | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	42.60%
Personal and Business Banking | Senior Citizens | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	74.40%
Personal and Business Banking | Senior Citizens | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	89.30%
Personal and Business Banking | Senior Citizens | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	59.60%
Corporate Banking | All | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	91.00%
Corporate Banking | All | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	79.30%
Corporate Banking | All | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	103.40%
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	144.00%
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	150.00%
Corporate Banking | All | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	138.00%
Corporate Banking | All | Interest Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	86.10%
Corporate Banking | All | Interest Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	77.50%
Corporate Banking | All | Interest Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	94.70%
Consumer finance | Consumer Finance | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	91.00%
Consumer finance | Consumer Finance | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	79.30%
Consumer finance | Consumer Finance | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	103.40%
Consumer finance | Consumer Finance | Private Sector Wage | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(9.00%)
Consumer finance | Consumer Finance | Private Sector Wage | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	2.30%
Consumer finance | Consumer Finance | Private Sector Wage | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	(19.00%)
Consumer finance | Consumer Finance | Quantity of Private Sector Employment | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	74.00%
Consumer finance | Consumer Finance | Quantity of Private Sector Employment | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	81.00%
Consumer finance | Consumer Finance | Quantity of Private Sector Employment | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	66.00%
Consumer finance | Consumer Finance | Interest Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	86.10%
Consumer finance | Consumer Finance | Interest Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	77.50%
Consumer finance | Consumer Finance | Interest Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	94.70%
Consumer finance | Consumer Finance | Loans | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	83.00%
Consumer finance | Consumer Finance | Loans | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	91.00%
Consumer finance | Consumer Finance | Loans | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	74.00%
Consumer finance | Consumer Finance Automobile secured | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	91.00%
Consumer finance | Consumer Finance Automobile secured | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	79.30%
Consumer finance | Consumer Finance Automobile secured | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	103.40%
Consumer finance | Consumer Finance Automobile secured | Monthly Economic Activity Estimator | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	144.00%
Loss given default	144.00%
Consumer finance | Consumer Finance Automobile secured | Monthly Economic Activity Estimator | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	150.00%
Loss given default	150.00%
Consumer finance | Consumer Finance Automobile secured | Monthly Economic Activity Estimator | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	138.00%
Loss given default	138.00%
Consumer finance | Consumer Finance Automobile secured | Exchange Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	30.50%
Consumer finance | Consumer Finance Automobile secured | Exchange Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	91.00%
Consumer finance | Consumer Finance Automobile secured | Exchange Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default	74.00%
Supervielle Bank | All | Inflation Rate | Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	91.00%
Supervielle Bank | All | Inflation Rate | Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	79.30%
Supervielle Bank | All | Inflation Rate | Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Loss given default	103.40%